PARENT-ONLY FINANCIALS - Share Swap in purchase of XXTXs remaining minority interest (Details) - XXTX - shares		1 Months Ended
	Nov. 09, 2021	Oct. 31, 2021
Class of Warrant or Right [Line Items]
Issuance of common stock in purchase of XXTX's remaining NCI (in shares)	533,167	533,167
Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Issuance of common stock in purchase of XXTX's remaining NCI (in shares)	5,331,667	5,331,667